PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Disclosure of loss on discontinued operations [Abstract]
PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS
8.	PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS

Expenses, gains and losses relating to the discontinued Cardiac point-of-care operation and the sold Fitzgerald Industries have been eliminated from profit or loss from the Group’s continuing operations and are shown as a single line item (net of related taxes) on the face of the consolidated statement of operations.

In April 2023, the Company announced the sale of its Fitzgerald Industries life sciences supply business, consisting of Benen Trading Ltd and Fitzgerald Industries International, Inc, to Biosynth for cash proceeds of approximately US$30 million subject to customary adjustments. The sale closed on April 27, 2023.

In 2016, management decided to cease the development of Cardiac point-of-care tests on the Meritas platform. These products were being developed by the Group’s subsidiary Fiomi Diagnostics (“Fiomi”) located in Sweden.

The operating profit for the discontinued operations are summarised as follows::

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Revenue	2,784	12,258	11,817
Operating expenses	(2,652)	(9,679)	(9,142)
Closure provision	-	-	(42)
Tax (expense)/credit	-	(2)	92

Profit from operating activities	132	2,577	2,725

Gain on sale of discontinued operations	12,718	-	-

Profit for the year from discontinued operations	12,850	2,577	2,725

The net cashflows generated from the sale of Fitzgerald Industries are as follows:

US$’000

Cash received from sale of the discontinued operations net of transaction costs	28,935
Cash sold as a part of discontinued operations	(775)

Net cash inflow on date of disposal	28,160

The amount of the Fitzgerald Industries' assets and liabilities which were disposed in the year ended December 31, 2023, summarised by each major category is shown in the following table:

US$’000
Property plant & equipment	103
Goodwill and intangible assets	14,123
Inventory	1,160
Cash	775
Trade and other receivables	1,309
Trade and other payables	(864)
Lease liabilities	(106)
Current Corporation tax	(2)
Deferred tax liability	(195)

Total net assets disposed	16,303

The consideration from the sale of Fitzgerald Industries which was receivable as at December 31, 2023 was US$373,000 (refer to Note 17).
Basic earnings per ordinary share – discontinued operations

Basic earnings per ordinary share for discontinued operations is computed by dividing the profit after taxation on discontinued operations of US$12,850,000 (2022: US$2,577,000) (2021: US$2,725,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue. As at December 31, 2023, this amounted to 153,099,405 shares (2022: 134,939,327 shares) (2021: 83,606,810 shares), see Note 10 for further details.

Diluted earnings per ordinary share – discontinued operations

Diluted earnings per ordinary share for discontinued operations is computed by dividing the profit after taxation on discontinued operations of US$12,850,000 (2022: US$2,577,000) (2021: US$2,725,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 178,016,062 (2022: 155,498,651 shares) (2021: 106,518,650 shares), see Note 10 for further details.

	December 31, 2023	December 31, 2022	December 31, 2021
Basic earnings per ‘A’ share (US Dollars) – discontinued operations	0.08	0.02	0.03
Diluted earnings per ‘A’ share (US Dollars) – discontinued operations	0.07	0.02	0.03

Basic earnings per ADS – discontinued operations

In February 2024, the Company changed the ratio of the ADSs representing its ‘A’ ordinary shares from one (1) ADS representing four (4) ‘A’ ordinary shares to one (1) ADS representing twenty (20) ‘A’ ordinary shares.

Basic earnings per ADS for discontinued operations is computed by dividing the profit after taxation on discontinued operations of US$12,850,000 (2022: US$2,577,000) (2021: US$2,725,000) for the financial year by the weighted average number of ADS in issue of 7,654,970 (2022: 6,746,966) (2021: 4,180,341), see Note 10 for further details.

Diluted earnings per ADS – discontinued operations

Diluted earnings per ADS for discontinued operations is computed by dividing the profit after taxation on discontinued operations of US$12,850,000 (2022: US$2,577,000) (2021: US$2,725,000) for the financial year, by the diluted weighted average number of ADS in issue of 8,900,803 (2022: 7,774,933) (2021: 5,325,933), see Note 10 for further details.

	December 31, 2023	December 31, 2022	December 31, 2021
Basic earnings per ADS (US Dollars) – discontinued operations	1.68	0.38	0.65
Diluted earnings per ADS (US Dollars) – discontinued operations	1.44	0.33	0.51

Cash flows

The cash flows attributable to discontinued operations are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
	US$000	US$000	US$000
Cash (outflow)/inflow from operating activities	(177)	3,798	5,140
Cash inflow from investing activities	28,160	-	-
Cash (outflow)/inflow from financing activities	-	(10,800)	104

The cash inflow from investing activities for the year ended December 31, 2023 of US$28,160,000, related to cash received from sale of the discontinued operations net of transaction costs less the cash sold as a part of discontinued operations. Cash (outflow)/inflow from financing activities relate to cash remittances to and from other entities in the Group as part of cash pooling arrangements.